Note 8 - Vessels, net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended					12 Months Ended
	Dec. 31, 2012	Nov. 05, 2010 M/T Dauntless [Member]	Sep. 30, 2010 M/T Dauntless [Member]	Dec. 31, 2011 M/V Evian [Member]	Jun. 30, 2011 M/V Evian [Member]	Dec. 31, 2012 M/V Evian [Member]	Jul. 31, 2011 M/V Astrale [Member]	Jul. 31, 2011 M/V Amalfi [Member]	Sep. 30, 2011 M/V Cyclades [Member]	Nov. 30, 2011 M/T Loannis P. [Member]	Dec. 31, 2011 M/V Pepito [Member]	Dec. 31, 2012 M/T UACC Sila [Member]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds			$ 20,100				$ 23,000	$ 18,000	$ 20,510	$ 23,500	$ 36,617
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax		5,101							(39,960)	2,642	(25,225)
Impairment of Long-Lived Assets Held-for-use	46,592			13,034	32,076		40,023	29,541				16,978
Revaluation Gain (in Dollars)	$ 2,086					$ 2,086